DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Preludium B.V.
Disposal
Schedule of discontinued operations included in the consolidated statements of profit or loss and cash flows

	For the year ended December 31,
	2022	2021	2020
Profit on disposal	—	—	2,101
Currency revaluation gain/(loss) on deferred consideration	—	—	154
Earn-out revaluation - fair value measurement	(1,867)	377	645
Earn-out revaluation - Currency revaluation gain/(loss)	—	93	(27)
Net (loss)/income attributable to discontinued operations	(1,867)	470	2,873

	For the year ended December 31,
	2021	2020
Net cash provided by investing activities	1,234	2,998

NVision Group
Disposal
Schedule of carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal

Property, plant and equipment	95
Intangible assets	245
Other non-current assets	220
Other current assets	2,912
Cash and cash equivalents	285
Non-current liabilities	(98)
Current liabilities	(3,281)
Accumulated other comprehensive loss	3

Total consideration	(369)
Satisfied by:
Cash and cash equivalents	(369)

Loss on disposal	11

Net cash inflow arising on disposal:	84
Cash consideration received	369
Less: cash and cash equivalents disposed of	(285)

Nvision Czech Republic
Disposal
Schedule of carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal

As of October 24, 2022, the carrying amounts of discontinued operation net assets and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	225
Intangible assets	32
Other non-current assets	371
Other current assets	2,170
Cash and cash equivalents	80
Non-current liabilities	(103)
Current liabilities	(1,547)
Accumulated other comprehensive loss	794
Other	(202)

Less: Fair value of consideration	(453)

Loss on disposal	1,367

Net cash outflow arising on disposal:	(30)
Cash consideration received	50
Less: cash and cash equivalents disposed of	(80)

Nvision Czech Republic And Nvision Group
Disposal
Schedule of discontinued operations included in the consolidated statements of profit or loss and cash flows

	For the year ended December 31,
	2022	2021	2020
	Nvision	Nvision	Nvision
	Czech	Czech	Czech	Nvision
	Republic a.s.	Republic a.s.	Republic a.s.	Group	Total
Revenue	6,004	6,482	5,096	10,051	15,147
Expenses	(5,802)	(6,117)	(4,845)	(11,293)	(16,138)
Profit/(Loss) before tax	202	365	251	(1,242)	(991)
Attributable tax income/(expense)	32	(43)	(72)	(1,003)	(1,075)
Profit/(Loss) for the period	234	322	179	(2,245)	(2,066)
Loss on disposal	(1,367)	—	—	(11)	(11)
Consideration revaluation - fair value measurement	4	—	—	—	—
Consideration revaluation - Currency revaluation gain/(loss)	78	—	—	—	—
Net (loss)/income attributable to discontinued operations	(1,051)	322	179	(2,256)	(2,077)

	For the year ended December 31,
	2022	2021	2020
	Nvision	Nvision	Nvision
	Czech	Czech	Czech	Nvision
	Republic	Republic	Republic	Group	Total
	a.s.	a.s.	a.s.
Net cash provided by/(used in) operating activities	61	(204)	73	(1,466)	(1,393)
Net cash provided by/(used in) investing activities	(69)	356	(81)	664	583
Net cash provided by/(used in) financing activities	31	(154)	(75)	748	673